Short-term loans	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Short-term loans

Note 10 — Short-term loans

Short-term loans consisted of the following:

	Years ended March 31,
	2020	2019

Loans from China Construction Bank wholly repayable within 1 year	$460,030	$—
Loan from a third party wholly repayable within 1 year	—	206,070
Total	$460,030	$206,070

The loans from China Construction Bank of $460,030 outstanding as of March 31, 2020 with annual interest rate from 4.13%-5.0% were unsecured and denominated in RMB for a term of 12 months.

The loan from a third party of $206,070 outstanding as of March 31, 2019 was denominated in RMB, for a term of four months and at a fixed annual interest rate of 4.53%. The loan was unsecured and fully repaid upon maturity on April 9, 2019.

Interest expense for the years end March 31, 2020 and 2019 were $10,208 and $11,268, respectively.

CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Short-term loans

Note 9  — Short-term loans

Short-term loans consisted of the following:

	As of March 31,
	2019	2018

Loans from China Construction Bank wholly repayable within 1 year	$—	$208,926
Loan from a third party wholly repayable within 1 year	206,070	—
	$206,070	$208,926

The loans from China Construction Bank of $208,926 outstanding as of March 31, 2018 with annual interest rate of 6.96% were fully repaid during the year ended March 31, 2019. The bank loans were unsecured and denominated in RMB.

The loan from a third party of $206,070 outstanding as of March 31, 2019 was denominated in RMB, for a term of four months and at a fixed annual interest rate of 4.53%. The loan was unsecured and fully repaid upon maturity on April 9, 2019.